Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Operating Financial Information for Reportable Segments

The following table provides operating financial information for our two reportable segments:

	(dollars in millions)
2015	Wireless	Wireline	Total Segments
External Operating Revenues
Service revenue	$70,305	$–	$70,305
Equipment	16,924	–	16,924
Other	4,294	–	4,294

Consumer retail	–	16,123	16,123
Small business	–	2,350	2,350

Mass Markets	–	18,473	18,473

Strategic services	–	8,164	8,164
Core	–	4,777	4,777

Global Enterprise	–	12,941	12,941

Global Wholesale	–	4,958	4,958
Other	–	322	322
Intersegment revenues	157	1,026	1,183

Total operating revenues	91,680	37,720	129,400

Cost of services	7,803	20,878	28,681
Wireless cost of equipment	23,119	–	23,119
Selling, general and administrative expense	21,805	7,989	29,794
Depreciation and amortization expense	8,980	6,678	15,658

Total operating expenses	61,707	35,545	97,252

Operating income	$29,973	$2,175	$32,148

Assets	$185,406	$78,316	$263,722
Plant, property and equipment, net	40,911	41,044	81,955
Capital expenditures	11,725	5,049	16,774

	(dollars in millions)
2014	Wireless	Wireline	Total Segments
External Operating Revenues
Service revenue	$72,555	$–	$72,555
Equipment	10,957	–	10,957
Other	4,021	–	4,021

Consumer retail	–	15,583	15,583
Small business	–	2,464	2,464

Mass Markets	–	18,047	18,047

Strategic services	–	8,316	8,316
Core	–	5,323	5,323

Global Enterprise	–	13,639	13,639

Global Wholesale	–	5,207	5,207
Other	–	529	529
Intersegment revenues	113	1,007	1,120

Total operating revenues	87,646	38,429	126,075

Cost of services	7,200	21,332	28,532
Wireless cost of equipment	21,625	–	21,625
Selling, general and administrative expense	23,602	8,180	31,782
Depreciation and amortization expense	8,459	7,882	16,341

Total operating expenses	60,886	37,394	98,280

Operating income	$26,760	$1,035	$27,795

Assets	$160,333	$76,640	$236,973
Plant, property and equipment, net	38,276	50,318	88,594
Capital expenditures	10,515	5,750	16,265

	(dollars in millions)
2013	Wireless	Wireline	Total Segments
External Operating Revenues
Service revenue	$68,973	$–	$68,973
Equipment	8,096	–	8,096
Other	3,851	–	3,851

Consumer retail	–	14,842	14,842
Small business	–	2,537	2,537

Mass Markets	–	17,379	17,379

Strategic services	–	8,129	8,129
Core	–	6,002	6,002

Global Enterprise	–	14,131	14,131

Global Wholesale	–	5,549	5,549
Other	–	502	502
Intersegment revenues	103	1,063	1,166

Total operating revenues	81,023	38,624	119,647

Cost of services	7,295	21,396	28,691
Wireless cost of equipment	16,353	–	16,353
Selling, general and administrative expense	23,176	8,571	31,747
Depreciation and amortization expense	8,202	8,327	16,529

Total operating expenses	55,026	38,294	93,320

Operating income	$25,997	$330	$26,327

Assets	$146,363	$84,524	$230,887
Plant, property and equipment, net	35,932	51,885	87,817
Capital expenditures	9,425	6,229	15,654

Summary of Reconciliation of Segment Operating Revenues

A reconciliation of the reportable segment operating revenues to consolidated operating revenues is as follows:

	(dollars in millions)
Years Ended December 31,	2015	2014	2013
Operating Revenues
Total reportable segments	$129,400	$126,075	$119,647
Corporate and other	3,444	1,888	1,514
Reconciling items:
Impact of divested operations (Note 2)	–	256	599
Eliminations	(1,224)	(1,140)	(1,210)

Consolidated operating revenues	$131,620	$127,079	$120,550

Summary of Reconciliation of Segment Operating Income

A reconciliation of the total of the reportable segments’ operating income to consolidated Income before provision for income taxes is as follows:

	(dollars in millions)
Years Ended December 31,	2015	2014	2013
Operating Income
Total reportable segments	$32,148	$27,795	$26,327
Corporate and other	(1,598)	(1,074)	(912)
Reconciling items:
Severance, pension and benefit credits (charges) (Note 11)	2,256	(7,507)	6,232
Gain on spectrum license transactions (Note 2)	254	707	278
Impact of divested operations (Note 2)	–	12	43
Other costs	–	(334)	–

Consolidated operating income	33,060	19,599	31,968
Equity in (losses) earnings of unconsolidated businesses	(86)	1,780	142
Other income and (expense), net	186	(1,194)	(166)
Interest expense	(4,920)	(4,915)	(2,667)

Income Before Provision for Income Taxes	$28,240	$15,270	$29,277

Summary of Reconciliation of Segment Assets

A reconciliation of the total of the reportable segments’ assets to consolidated assets is as follows:

	(dollars in millions)
At December 31,	2015	2014
Assets
Total reportable segments	$263,722	$236,973
Corporate and other	205,930	191,686
Eliminations	(225,012)	(196,043)

Total consolidated	$244,640	$232,616